LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.15%
Aerospace & Defense–0.58%
Woodward, Inc.	8,976	$1,638,030
		1,638,030
Banks–4.66%
Columbia Banking System, Inc.	41,863	1,044,063
Fifth Third Bancorp	78,074	3,060,501
First Citizens BancShares, Inc. Class A	1,802	3,341,124
M&T Bank Corp.	18,067	3,229,477
Regions Financial Corp.	110,655	2,404,533
		13,079,698
Beverages–1.60%
Constellation Brands, Inc. Class A	8,831	1,620,665
Keurig Dr. Pepper, Inc.	84,209	2,881,632
		4,502,297
Building Products–1.84%
Carlisle Cos., Inc.	7,917	2,695,738
Fortune Brands Innovations, Inc.	40,519	2,466,797
		5,162,535
Capital Markets–5.51%
Ameriprise Financial, Inc.	10,120	4,899,193
Blue Owl Capital, Inc.	82,771	1,658,731
Northern Trust Corp.	8,724	860,623
Raymond James Financial, Inc.	30,090	4,179,802
State Street Corp.	43,091	3,857,937
		15,456,286
Chemicals–0.97%
RPM International, Inc.	23,516	2,720,331
		2,720,331
Commercial Services & Supplies–0.90%
Veralto Corp.	25,859	2,519,959
		2,519,959
Construction Materials–1.07%
Martin Marietta Materials, Inc.	6,285	3,005,047
		3,005,047
Consumer Finance–0.43%
Discover Financial Services	7,027	1,199,509
		1,199,509
Consumer Staples Distribution & Retail–1.74%
Kroger Co.	51,233	3,467,962
†U.S. Foods Holding Corp.	21,628	1,415,769
		4,883,731
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–3.86%
Ball Corp.	40,431	$2,105,242
Graphic Packaging Holding Co.	54,744	1,421,154
International Paper Co.	63,010	3,361,584
Packaging Corp. of America	8,432	1,669,705
Silgan Holdings, Inc.	44,320	2,265,638
		10,823,323
Distributors–0.96%
Genuine Parts Co.	22,635	2,696,734
		2,696,734
Electric Utilities–2.86%
PG&E Corp.	233,141	4,005,362
Xcel Energy, Inc.	56,835	4,023,350
		8,028,712
Electrical Equipment–3.46%
Acuity, Inc.	9,780	2,575,563
AMETEK, Inc.	24,641	4,241,702
Hubbell, Inc.	8,698	2,878,255
		9,695,520
Electronic Equipment, Instruments & Components–4.46%
†Flex Ltd.	20,886	690,909
Jabil, Inc.	18,378	2,500,694
TD SYNNEX Corp.	26,110	2,714,396
†Teledyne Technologies, Inc.	8,051	4,007,063
†Zebra Technologies Corp. Class A	9,224	2,606,333
		12,519,395
Energy Equipment & Services–1.05%
Baker Hughes Co.	67,225	2,954,539
		2,954,539
Entertainment–1.20%
†Take-Two Interactive Software, Inc.	5,358	1,110,445
Warner Music Group Corp. Class A	71,662	2,246,604
		3,357,049
Financial Services–3.57%
†Block, Inc.	25,199	1,369,062
Fidelity National Information Services, Inc.	66,361	4,955,839
MGIC Investment Corp.	149,250	3,698,415
		10,023,316
Food Products–2.88%
General Mills, Inc.	64,273	3,842,883
Hershey Co.	9,855	1,685,501
†Post Holdings, Inc.	21,926	2,551,309
		8,079,693
LVIP JPMorgan Mid Cap Value Fund–1

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.96%
JB Hunt Transport Services, Inc.	18,199	$2,692,542
		2,692,542
Health Care Equipment & Supplies–1.83%
GE HealthCare Technologies, Inc.	33,109	2,672,228
†Globus Medical, Inc. Class A	33,591	2,458,861
		5,131,089
Health Care Providers & Services–5.06%
Cencora, Inc.	14,692	4,085,698
†Henry Schein, Inc.	52,114	3,569,288
Humana, Inc.	8,479	2,243,543
Quest Diagnostics, Inc.	25,402	4,298,019
		14,196,548
Health Care REITs–0.77%
Ventas, Inc.	31,547	2,169,172
		2,169,172
Hotel & Resort REITs–0.77%
Host Hotels & Resorts, Inc.	151,330	2,150,399
		2,150,399
Hotels, Restaurants & Leisure–1.56%
Darden Restaurants, Inc.	11,419	2,372,412
Expedia Group, Inc.	12,012	2,019,217
		4,391,629
Household Durables–0.94%
†Mohawk Industries, Inc.	23,053	2,632,191
		2,632,191
Insurance–6.58%
Arch Capital Group Ltd.	47,934	4,610,292
Hartford Insurance Group, Inc.	35,197	4,354,925
Loews Corp.	61,641	5,665,424
W.R. Berkley Corp.	53,766	3,825,989
		18,456,630
Interactive Media & Services–0.76%
†IAC, Inc.	46,643	2,142,779
		2,142,779
IT Services–0.93%
†GoDaddy, Inc. Class A	14,518	2,615,272
		2,615,272
Life Sciences Tools & Services–0.77%
†IQVIA Holdings, Inc.	12,214	2,153,328
		2,153,328
Machinery–5.01%
Dover Corp.	19,266	3,384,651
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Ingersoll Rand, Inc.	40,104	$3,209,523
ITT, Inc.	22,409	2,894,346
Lincoln Electric Holdings, Inc.	15,284	2,891,121
†Middleby Corp.	10,966	1,666,613
		14,046,254
Metals & Mining–0.61%
Freeport-McMoRan, Inc.	45,325	1,716,004
		1,716,004
Multi-Utilities–5.24%
CMS Energy Corp.	57,801	4,341,433
NiSource, Inc.	81,320	3,260,119
Public Service Enterprise Group, Inc.	20,178	1,660,649
WEC Energy Group, Inc.	50,011	5,450,199
		14,712,400
Oil, Gas & Consumable Fuels–4.66%
Cheniere Energy, Inc.	8,992	2,080,749
Coterra Energy, Inc.	121,560	3,513,084
Diamondback Energy, Inc.	18,051	2,885,994
Williams Cos., Inc.	77,126	4,609,049
		13,088,876
Pharmaceuticals–0.86%
†Jazz Pharmaceuticals PLC	19,422	2,411,241
		2,411,241
Professional Services–1.79%
†Parsons Corp.	34,350	2,033,864
UL Solutions, Inc. Class A	53,103	2,995,009
		5,028,873
Real Estate Management & Development–0.83%
†CBRE Group, Inc. Class A	17,720	2,317,422
		2,317,422
Residential REITs–2.93%
American Homes 4 Rent Class A	77,718	2,938,518
AvalonBay Communities, Inc.	14,387	3,087,738
Mid-America Apartment Communities, Inc.	13,026	2,182,897
		8,209,153
Retail REITs–1.31%
Regency Centers Corp.	49,793	3,672,732
		3,672,732
Semiconductors & Semiconductor Equipment–0.48%
†ON Semiconductor Corp.	33,127	1,347,938
		1,347,938
LVIP JPMorgan Mid Cap Value Fund–2

LVIP JPMorgan Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–2.59%
Public Storage	7,117	$2,130,047
SBA Communications Corp.	11,391	2,506,134
Weyerhaeuser Co.	90,153	2,639,680
		7,275,861
Specialty Retail–2.98%
†AutoZone, Inc.	774	2,951,092
Bath & Body Works, Inc.	51,412	1,558,812
Best Buy Co., Inc.	30,103	2,215,882
Ross Stores, Inc.	12,851	1,642,229
		8,368,015
Textiles, Apparel & Luxury Goods–1.33%
Carter's, Inc.	38,734	1,584,221
Ralph Lauren Corp.	9,753	2,152,877
		3,737,098
Total Common Stock (Cost $165,456,856)		267,009,150

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.07%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	11,421,733	$11,421,733
Total Money Market Fund (Cost $11,421,733)		11,421,733

TOTAL INVESTMENTS–99.22% (Cost $176,878,589)	278,430,883
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.78%	2,197,799
NET ASSETS APPLICABLE TO 29,413,635 SHARES OUTSTANDING–100.00%	$280,628,682

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP JPMorgan Mid Cap Value Fund–3